Leasing - Future lease payments receivable (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Leasing
Gross investment	kr 175	kr 287
Present value of minimum lease payments	155	256
Unearned finance income	19	32
Within 1 year
Leasing
Gross investment	34	109
Present value of minimum lease payments	33	106
Between 1 and 5 years
Leasing
Gross investment	128	118
Present value of minimum lease payments	112	104
More than 5 years
Leasing
Gross investment	13	60
Present value of minimum lease payments	kr 10	kr 46